Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in liabilities arising from financing activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hedge finance cost payable [Member]
2019
Beginning balance	S/ 6,033	S/ 10,505
Distribution of dividends
Finance cost on cross currency swaps	14,824	21,971
Cash inflow
Cash outflow	(14,935)	(26,443)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others
Ending balance	5,922	6,033
Dividends payable [Member]
2019
Beginning balance	19,331	29,725
Distribution of dividends	154,119	161,396
Finance cost on cross currency swaps
Cash inflow
Cash outflow	(120,647)	(171,790)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others	(280)
Ending balance	52,523	19,331
Interest-bearing loans [Member]
2019
Beginning balance	1,083,377	965,290
Distribution of dividends
Finance cost on cross currency swaps
Cash inflow	638,281	661,390
Cash outflow	(610,999)	(588,150)
Movement of foreign currency	(9,562)	39,520
Amortization of costs of issuance of senior notes	807	5,327
Others
Ending balance	S/ 1,101,904	S/ 1,083,377